Stock-Based Compensation Plans - Summary of Stock Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) Years $ / shares shares	Sep. 30, 2014 USD ($) Years $ / shares shares	Sep. 30, 2013 USD ($) Years $ / shares shares	Sep. 30, 2012 USD ($) Years $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding | shares	305,750	326,830	414,590	481,210
Options granted | shares	39,425	31,790	46,180
Options exercised | shares	(72,300)	(119,550)	(112,800)
Options forfeited | shares	(6,000)
Spin-off conversion | shares	17,795
Options outstanding weighted average exercise price | $ / shares	$ 21.90	$ 25.43	$ 20.40	$ 17.52
Options outstanding weighted average exercise price - Granted | $ / shares	26.97	41.39	26.20
Options outstanding weighted average exercise price - forfeited | $ / shares	14.97
Options outstanding weighted average exercise price - Exercised | $ / shares	13.31	$ 12.23	$ 10.52
Options outstanding weighted average exercise price - Spin-off conversion | $ / shares	$ 20.63
Options outstanding weighted average remaining term | Years	5.9	5.0	4.2	3.8
Options outstanding weighted average grant date fair value | $	$ 2,738	$ 3,481	$ 3,668	$ 3,782
Options granted weighted average grant date fair value | $ / shares	$ 432	$ 545	$ 489
Options forfeited weighted average grant date fair value | $	$ (35)
Options exercised weighted average grant date fair value | $	(430)	$ (732)	$ (603)
Options Spin-off adjustment weighted average grant date fair value | $	(865)
Options Spin-off conversion weighted average grant date fair value | $	$ 155
Options exercisable weighted average exercise price | $ / shares	$ 20.87
Options exerciseable weighted average remaining term | Years	5.0
Options exercisable weighted average grant date fair value | $	$ 1,751
Options vested during twelve months ended September 30, 2014 | shares	37,546
Options vested weighted average grant date fair value | $	$ 329